Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Age Alpha Funds Trust
Entity Central Index Key	0002013853
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000253472
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Class Name	A
Trading Symbol	TVRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	1.45%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 180,374,676
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 828,037
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,374,676 Number of Portfolio Holdings142 Advisory Fee $828,037 Portfolio Turnover59%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253469
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Class Name	C
Trading Symbol	TVRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$102	2.05%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.05%
AssetsNet	$ 180,374,676
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 828,037
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,374,676 Number of Portfolio Holdings142 Advisory Fee $828,037 Portfolio Turnover59%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253471
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Class Name	Institutional
Trading Symbol	TVRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 180,374,676
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 828,037
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,374,676 Number of Portfolio Holdings142 Advisory Fee $828,037 Portfolio Turnover59%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253470
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Class Name	P
Trading Symbol	TVFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$65	1.30%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 180,374,676
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 828,037
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,374,676 Number of Portfolio Holdings142 Advisory Fee $828,037 Portfolio Turnover59%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	58.0%
Convertible Bonds	0.5%
Corporate Bonds	19.0%
Exchange-Traded Funds	22.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	1.6%
Materials	2.5%
Utilities	3.0%
Real Estate	3.3%
Consumer Staples	4.0%
Energy	4.9%
Health Care	6.7%
Financials	7.3%
Communications	8.0%
Industrials	8.5%
Consumer Discretionary	9.8%
Technology	18.8%
Fixed Income	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Corporate Bond ETF	10.1%
iShares Intermediate Credit Bond Fund	5.0%
SPDR Portfolio Intermediate Term Corporate Bond	5.0%
Apple, Inc.	4.0%
Microsoft Corp.	3.4%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253473
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Class Name	A
Trading Symbol	SECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 66,220,900
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 109,837
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,220,900 Number of Portfolio Holdings102 Advisory Fee $109,837 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253474
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Class Name	C
Trading Symbol	SEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$92	1.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.85%
AssetsNet	$ 66,220,900
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 109,837
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,220,900 Number of Portfolio Holdings102 Advisory Fee $109,837 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253476
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Class Name	Institutional
Trading Symbol	GILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 66,220,900
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 109,837
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,220,900 Number of Portfolio Holdings102 Advisory Fee $109,837 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253475
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Class Name	P
Trading Symbol	SEGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 66,220,900
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 109,837
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,220,900 Number of Portfolio Holdings102 Advisory Fee $109,837 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	1.9%
Materials	3.1%
Real Estate	3.4%
Communications	4.0%
Energy	5.5%
Utilities	5.9%
Consumer Discretionary	7.2%
Consumer Staples	7.7%
Industrials	10.9%
Financials	12.5%
Health Care	15.2%
Technology	22.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.1%
Exxon Mobil Corporation	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.6%
JPMorgan Chase & Co.	1.2%
CVS Health Corporation	1.2%
Chevron Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249826
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Class Name	A
Trading Symbol	SECEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 230,186,977
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 970,507
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$230,186,977 Number of Portfolio Holdings103 Advisory Fee $970,507 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249827
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Class Name	C
Trading Symbol	SFECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$106	2.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.15%
AssetsNet	$ 230,186,977
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 970,507
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$230,186,977 Number of Portfolio Holdings103 Advisory Fee $970,507 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249825
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Class Name	Institutional
Trading Symbol	GILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.10%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
AssetsNet	$ 230,186,977
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 970,507
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$230,186,977 Number of Portfolio Holdings103 Advisory Fee $970,507 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249828
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Class Name	P
Trading Symbol	SFEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$67	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 230,186,977
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 970,507
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$230,186,977 Number of Portfolio Holdings103 Advisory Fee $970,507 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	2.0%
Materials	2.3%
Real Estate	3.0%
Utilities	3.3%
Energy	3.7%
Consumer Staples	4.8%
Health Care	8.6%
Communications	9.2%
Industrials	9.8%
Consumer Discretionary	10.2%
Financials	11.2%
Technology	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	2.7%
Meta Platforms, Inc. - Class A	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253484
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Class Name	A
Trading Symbol	SECUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
AssetsNet	$ 69,390,341
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 292,345
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,390,341 Number of Portfolio Holdings127 Advisory Fee $292,345 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253483
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Class Name	C
Trading Symbol	SUFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$114	2.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.35%
AssetsNet	$ 69,390,341
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 292,345
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,390,341 Number of Portfolio Holdings127 Advisory Fee $292,345 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253481
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Class Name	Institutional
Trading Symbol	GIUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
AssetsNet	$ 69,390,341
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 292,345
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,390,341 Number of Portfolio Holdings127 Advisory Fee $292,345 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253482
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Class Name	P
Trading Symbol	SEUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
AssetsNet	$ 69,390,341
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 292,345
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,390,341 Number of Portfolio Holdings127 Advisory Fee $292,345 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	1.1%
Communications	1.6%
Equity	2.0%
Energy	2.3%
Consumer Staples	4.5%
Materials	5.0%
Real Estate	5.2%
Health Care	10.6%
Consumer Discretionary	11.7%
Financials	13.7%
Technology	16.7%
Industrials	25.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RB Global, Inc.	1.7%
Brown & Brown, Inc.	1.7%
Ecolab, Inc.	1.7%
Lennox International, Inc.	1.7%
Interactive Brokers Group, Inc. - Class A	1.7%
Discover Financial Services	1.6%
EMCOR Group, Inc.	1.6%
Simon Property Group, Inc.	1.6%
DocuSign, Inc.	1.6%
Texas Pacific Land Corp.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253488
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Class Name	A
Trading Symbol	SAOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 37,693,392
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 135,255
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,693,392 Number of Portfolio Holdings561 Advisory Fee $135,255 Portfolio Turnover149%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253485
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Class Name	C
Trading Symbol	SAOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$117	2.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%
AssetsNet	$ 37,693,392
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 135,255
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,693,392 Number of Portfolio Holdings561 Advisory Fee $135,255 Portfolio Turnover149%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253487
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Class Name	Institutional
Trading Symbol	SAOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 37,693,392
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 135,255
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,693,392 Number of Portfolio Holdings561 Advisory Fee $135,255 Portfolio Turnover149%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253486
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Class Name	P
Trading Symbol	SAOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$80	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 37,693,392
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 135,255
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,693,392 Number of Portfolio Holdings561 Advisory Fee $135,255 Portfolio Turnover149%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.4%
U.S. Government & Agencies	31.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.1%
Marshall Islands	0.1%
Panama	0.1%
Cayman Islands	0.3%
Liberia	0.3%
Netherlands	0.4%
Israel	0.4%
Bermuda	0.7%
Ireland	0.8%
United States	80.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	26.5%
National Fuel Gas Company	0.6%
Altria Group, Inc.	0.6%
AT&T, Inc.	0.6%
Telephone & Data Systems, Inc.	0.6%
Duke Energy Corporation	0.6%
Verizon Communications, Inc.	0.6%
GoDaddy, Inc. - Class A	0.6%
Southern Company (The)	0.6%
IDT Corporation - Class B	0.6%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253490
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Class Name	A
Trading Symbol	GURAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
AssetsNet	$ 234,356,837
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 933,134
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,356,837 Number of Portfolio Holdings185 Advisory Fee $933,134 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253492
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Class Name	C
Trading Symbol	GURCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.94%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.94%
AssetsNet	$ 234,356,837
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 933,134
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,356,837 Number of Portfolio Holdings185 Advisory Fee $933,134 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253489
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Class Name	Institutional
Trading Symbol	GURIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 234,356,837
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 933,134
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,356,837 Number of Portfolio Holdings185 Advisory Fee $933,134 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253491
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Class Name	P
Trading Symbol	GURPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$61	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 234,356,837
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 933,134
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$234,356,837 Number of Portfolio Holdings185 Advisory Fee $933,134 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
U.S. Government & Agencies	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
U.S. Treasury Obligations	3.8%
Real Estate	101.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Simon Property Group, Inc.	5.7%
Welltower, Inc.	5.7%
Equinix, Inc.	5.7%
VICI Properties, Inc.	4.7%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%
Public Storage	4.2%
United States Treasury Bill	3.8%
AvalonBay Communities, Inc.	3.4%
Equity Residential	3.2%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253495
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Class Name	A
Trading Symbol	SEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$56	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 300,341,736
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,173,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$300,341,736 Number of Portfolio Holdings122 Advisory Fee $1,173,538 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253494
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Class Name	C
Trading Symbol	SEVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.00%
AssetsNet	$ 300,341,736
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,173,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$300,341,736 Number of Portfolio Holdings122 Advisory Fee $1,173,538 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253493
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Class Name	Institutional
Trading Symbol	SVUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 300,341,736
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,173,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$300,341,736 Number of Portfolio Holdings122 Advisory Fee $1,173,538 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253496
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Class Name	P
Trading Symbol	SEVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$59	1.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
AssetsNet	$ 300,341,736
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,173,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$300,341,736 Number of Portfolio Holdings122 Advisory Fee $1,173,538 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.6%
Exchange-Traded Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Equity	0.4%
Information Technology	0.4%
Communications	2.9%
Energy	5.6%
Utilities	6.0%
Consumer Staples	6.2%
Health Care	7.9%
Technology	8.0%
Consumer Discretionary	9.8%
Materials	10.4%
Industrials	12.3%
Real Estate	13.5%
Financials	16.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cardinal Health, Inc.	1.8%
Unum Group	1.7%
OGE Energy Corporation	1.7%
Ecolab, Inc.	1.7%
Reliance Steel & Aluminum Company	1.7%
BioMarin Pharmaceutical, Inc.	1.6%
ConocoPhillips	1.6%
National Retail Properties, Inc.	1.6%
Rexford Industrial Realty, Inc.	1.6%
American Homes 4 Rent - Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253500
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Class Name	A
Trading Symbol	SEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
AssetsNet	$ 46,322,952
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 45,102
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,322,952 Number of Portfolio Holdings203 Advisory Fee $45,102 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253498
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Class Name	C
Trading Symbol	SFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.92%
AssetsNet	$ 46,322,952
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 45,102
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,322,952 Number of Portfolio Holdings203 Advisory Fee $45,102 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253499
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Class Name	Institutional
Trading Symbol	SEWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 46,322,952
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 45,102
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,322,952 Number of Portfolio Holdings203 Advisory Fee $45,102 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253497
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Class Name	P
Trading Symbol	SEQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
AssetsNet	$ 46,322,952
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 45,102
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,322,952 Number of Portfolio Holdings203 Advisory Fee $45,102 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Countries	2.0%
Italy	0.9%
Sweden	1.1%
Netherlands	1.6%
Germany	2.4%
France	2.6%
Switzerland	3.1%
Canada	3.2%
United Kingdom	3.8%
Japan	6.8%
United States	72.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.3%
Exxon Mobil Corporation	1.6%
Berkshire Hathaway, Inc. - Class B	1.5%
UnitedHealth Group, Inc.	1.5%
Procter & Gamble Co. (The)	1.2%
CVS Health Corporation	0.9%
JPMorgan Chase & Co.	0.9%
Chevron Corporation	0.9%

Material Fund Change [Text Block]

Material Fund Changes

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.